Income Taxes - Differences in year-over-year earnings from continuing operations (Details) - Energy & Chemicals - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Effect of forecast revision on estimated project cost	$ 44
U.S.
Effect of forecast revision on estimated project cost	$ 260	$ 265